United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                   Form N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-07707

               ALLIANCEBERNSTEIN REAL ESTATE INVESTMENT FUND, INC.

               (Exact name of registrant as specified in charter)

              1345 Avenue of the Americas, New York, New York 10105
               (Address of principal executive offices) (Zip code)

                                 Mark R. Manley
                        Alliance Capital Management L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 221-5672

                   Date of fiscal year end: November 30, 2005

                     Date of reporting period: May 31, 2005

ITEM 1. REPORTS TO STOCKHOLDERS.



[LOGO] AllianceBernstein (R)
Investment Research and Management

AllianceBernstein Real Estate Investment Fund
Specialty Equity

                                                                    May 31, 2005



                               SEMI-ANNUAL REPORT

The Fund expects to hold a meeting of shareholders on or about November 15, 2005, at which the election of directors will be considered. For information with respect to submitting a candidate for director for consideration by the Governance and Nominating Committee of the Fund's Board of Directors, please see the Nominating Procedures in the Fund's Statement of Additional Information.



  Investment Products Offered
===============================
    o Are Not FDIC Insured
    o May Lose Value
    o Are Not Bank Guaranteed
===============================

The investment return and principal value of an investment in the Fund will fluctuate as the prices of the individual securities in which it invests fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost. You should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For a free copy of the Fund's prospectus, which contains this and other information, visit our web site at www.alliancebernstein.com or call your financial advisor or AllianceBernstein at (800) 227-4618. Please read the prospectus carefully before you invest.

You may obtain performance information current to the most recent month-end by visiting www.alliancebernstein.com.

This shareholder report must be preceded or accompanied by the Fund's prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund's proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AllianceBernstein's web site at www.alliancebernstein.com, or go to the Securities and Exchange Commission's (the "Commission") web site at www.sec.gov, or call AllianceBernstein at (800) 227-4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the Commission's web site at www.sec.gov. The Fund's Forms N-Q may also be reviewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. AllianceBernstein publishes full portfolio holdings for the Fund monthly at www.alliancebernstein.com.

AllianceBernstein Investment Research and Management, Inc. is an affiliate of Alliance Capital Management L.P., the manager of the funds, and is a member of the NASD.

July 21, 2005

Semi-Annual Report
This report provides management's discussion of fund performance for AllianceBernstein Real Estate Investment Fund (the "Fund") for the semi-annual reporting period ended May 31, 2005.

Investment Objective and Policies
This open-end fund seeks total return on its assets from long-term growth of capital and from income principally through investing in a portfolio of equity securities of issuers that are primarily engaged in, or related to, the real estate industry.

Investment Results
The table on page 4 provides the performance data for the Fund and its benchmarks, the National Association of Real Estate Investment Trusts (NAREIT) Equity Index and the Standard & Poor's (S&P) 500 Stock Index, for the six- and 12-month periods ended May 31, 2005.

The Fund's Class A shares underperformed the NAREIT Equity Index for both the six- and 12-month periods ended May 31, 2005. However, the Fund's Class A shares outperformed the broader market, as represented by the S&P 500 Stock Index, for both periods under review.

Below benchmark performance during the six-month period was driven by unfavorable security selection. Stock selection was a negative contributor in the industrial/office sector and positive in the residential and retail sectors. The Fund's holdings in the office sector had particularly weak performance mainly due to the Fund's underweight position in one of the largest office names in the NAREIT Equity Index. This company's stock price has performed well in early 2005, despite poor dividend coverage and an expensive valuation. In addition, one of the Fund's key office/industrial holdings lowered expectations in late 2004 due to weak fundamental recovery of the mid-west markets. The Fund benefited from stock selection in lodging where the Fund's investments were exposed to the upper-upscale segment of the market where Revpar (revenue per average room) recovery has been the strongest. The Fund's retail and residential investments also performed well. From a sector perspective, the Fund's underweight position in health care contributed to performance, as this sector continued to be impacted by regulatory uncertainty affecting key tenants.

Security selection drove the Fund's underperformance versus the NAREIT Equity Index during the 12-month period. Stock selection was a detractor in the industrial/office and self-storage sectors. Stock selection was weakest in the industrial/office sector where the Fund surrendered relative performance by underweighting one of the largest office names in the NAREIT Equity Index; this stock performed well in early 2005. The Fund's holdings also underperformed in the self-storage sector. Security selection was best in lodging and retail. In both of these sectors, the Fund benefited from holding securities that received acquisition offers during the period under review. Sector allocation in lodging and retail also had a positive impact on Fund performance during the 12-month period.


--------------------------------------------------------------------------------
                               ALLIANCEBERNSTEIN REAL ESTATE INVESTMENT FUND o 1

Acquisition offers for two companies, a high end resort hotel and a regional mall, led investors to realize that business confidence was strong in lodging and retail and helped these two sectors to outperform. The Fund held overweight positions in both of these sectors and captured a positive contribution. The Fund's overweight positions in industrial/office detracted from relative performance, as employment statistics demonstrated volatility, absolute employment creation data disappointed, and investors continued to doubt the sustainability of the fundamental recovery.

Market Review and Investment Strategy
During the six-month period ended May 31, 2005, the NAREIT Equity Index returned 6.20%, outperforming S&P 500 Stock Index's return of 2.42%. REIT performance during the most recent six-month period was volatile due to increased investor concern about the interest rate environment. Despite this volatility, real estate fundamentals continued to progress in most sectors. During the most recent six months, self storage, retail and lodging REITs performed ahead of the NAREIT Equity Index, while health care, specialty and diversified lagged the index. During this period, the Fund held overweight positions in industrial/office, retail and lodging properties and underweight positions in health care, self storage, residential and specialty REITs. The Fund's Real Estate Investment Policy Group continues to have a pro-cyclical bias and continues to overweight economically sensitive sectors.

REIT performance, as measured by the NAREIT Equity Index gained 30.02% during the 12-month period ended May 31, 2005, exceeding the S&P 500 Stock Index's return of 8.23%, as real estate fundamentals began to improve during the period. The U.S. economy strengthened and consumer spending continued to be robust for most of the 12 months under review. All sectors of the NAREIT Equity Index contributed to the positive performance with self-storage and diversified contributing the most. Throughout most of the 12-month period, the Fund had overweight positions in the industrial/office, retail and lodging sectors and underweight positions in the residential, health care, specialty and self storage sectors.


--------------------------------------------------------------------------------
2 o ALLIANCEBERNSTEIN REAL ESTATE INVESTMENT FUND

HISTORICAL PERFORMANCE



Historical Performance
--------------------------------------------------------------------------------

An Important Note About the Value of Historical Performance
The performance shown on the following pages represents past performance and does not guarantee future results. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting www.alliancebernstein.com.

The investment return and principal value of an investment in the Fund will fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost. You should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For a free copy of the Fund's prospectus, which contains this and other information, visit our web site at www.alliancebernstein.com or call your financial advisor or AllianceBernstein at (800) 227-4618. You should read the prospectus carefully before you invest.

Returns are annualized for periods longer than one year. All fees and expenses related to the operation of the Fund have been deducted. NAV returns do not reflect sales charges; if sales charges were reflected, the Fund's quoted performance would be lower. SEC returns reflect the applicable sales charges for each share class: a 4.25% maximum front-end sales charge for Class A shares; the applicable contingent deferred sales charge for Class B shares (4% year 1, 3% year 2, 2% year 3, 1% year 4); a 1% 1 year contingent deferred sales charge for Class C shares. Returns for Advisor Class, Class R, Class K and Class I shares will vary due to different expenses associated with these classes. Performance assumes reinvestment of distributions and does not account for taxes.

Benchmark Disclosure
The unmanaged National Association of Real Estate Investment Trusts (NAREIT) Equity Index and the unmanaged Standard & Poor's (S&P) 500 Stock Index do not reflect fees and expenses associated with the active management of a mutual fund portfolio. The NAREIT Equity Index is a market value-weighted index based upon the last closing price of the month for tax-qualified real estate investment trusts (REITs) listed on the NYSE, AMEX and the NASDAQ. The S&P 500 Stock Index includes 500 U.S. stocks and is a common measure of the performance of the overall U.S. stock market. An investor cannot invest directly in an index, and its results are not indicative of any specific investment, including the Fund.

A Word About Risk
While the Fund invests principally in the equity securities of real estate investment trusts, in order to achieve its investment objectives, the Fund may invest up to 20% of its total assets in mortgage-backed securities which involve risks described in the prospectus. An investment in the Fund is subject to certain risks associated with the direct ownership of real estate and with the real estate industry in general, including declines in the value of real estate, general and local economic conditions and interest rates. The Fund concentrates its investments in real estate related investments and may therefore be subject to greater risks and volatility than a fund with a more diversified portfolio. While the Fund invests principally in common stocks and other equity securities, in order to achieve its investment objectives, the Fund may at times use certain types of investment derivatives, such as options, futures, forwards and swaps. These instruments involve risks different from, and in certain cases, greater than, the risks presented by more traditional investments. These risks are fully discussed in the Fund's prospectus.


(Historical Performance continued on next page)


--------------------------------------------------------------------------------
                               ALLIANCEBERNSTEIN REAL ESTATE INVESTMENT FUND o 3

HISTORICAL PERFORMANCE
(continued from previous page)


                                           -------------------------------------
  THE FUND VS. ITS BENCHMARK                             Returns
  PERIODS ENDED MAY 31, 2005               -------------------------------------
                                              6 Months         12 Months
--------------------------------------------------------------------------------
  AllianceBernstein Real Estate Investment Fund
   Class A                                      4.85%            29.75%
--------------------------------------------------------------------------------
   Class B                                      4.55%            28.91%
--------------------------------------------------------------------------------
   Class C                                      4.55%            28.87%
--------------------------------------------------------------------------------
   Advisor Class                                5.03%            30.13%
--------------------------------------------------------------------------------
   Class R**                                    5.22%*
--------------------------------------------------------------------------------
   Class K**                                    5.28%*
--------------------------------------------------------------------------------
   Class I**                                    5.29%*
--------------------------------------------------------------------------------
  NAREIT Equity Index                           6.20%            30.02%
--------------------------------------------------------------------------------
  S&P 500 Stock Index                           2.42%             8.23%
--------------------------------------------------------------------------------

* Since inception. (See inception dates below.)


** Please note that this is a new share class offering for investors purchasing shares through institutional pension plans. The inception date for Class R, Class K and Class I shares is 3/1/05.

See Historical Performance and Benchmark disclosures on previous page.

(Historical Performance continued on next page)


--------------------------------------------------------------------------------
4 o ALLIANCEBERNSTEIN REAL ESTATE INVESTMENT FUND

HISTORICAL PERFORMANCE
(continued from previous page)


AVERAGE ANNUAL RETURNS AS OF MAY 31, 2005
--------------------------------------------------------------------------------

                                NAV Returns               SEC Returns
Class A Shares
1 Year                             29.75%                    24.22%
5 Year                             19.17%                    18.14%
Since Inception*                   13.21%                    12.65%

Class B Shares
1 Year                             28.91%                    24.91%
5 Year                             18.36%                    18.36%
Since Inception*(a)                12.49%                    12.49%

Class C Shares
1 Year                             28.87%                    27.87%
5 Year                             18.36%                    18.36%
Since Inception*                   12.44%                    12.44%

Advisor Class Shares
1 Year                             30.13%
5 Year                             19.55%
Since Inception*                   13.57%

Class R Shares+
Since Inception*                    5.22%

Class K Shares+
Since Inception*                    5.28%

Class I Shares+
Since Inception*                    5.29%


SEC AVERAGE ANNUAL RETURNS (WITH SALES CHARGES)
AS OF THE MOST RECENT CALENDAR QUARTER-END (JUNE 30, 2005)
--------------------------------------------------------------------------------


Class A Shares
1 Year                                                       25.82%
5 Year                                                       18.12%
Since Inception*                                             13.06%

Class B Shares
1 Year                                                       26.46%
5 Year                                                       18.31%
Since Inception*                                             12.90%

Class C Shares
1 Year                                                       29.48%
5 Year                                                       18.34%
Since Inception*                                             12.84%


(a) Assumes conversion of Class B shares into Class A shares after eight years.

* Inception dates: 9/30/96 for Class A, Class B, Class C and Advisor Class shares; 3/1/05 for Class R, Class K and Class I shares.

+ Please note that this is a new share class offering for investors purchasing shares through institutional pension plans. The inception date for these share classes is listed above.

See Historical Performance disclosures on page 3.


--------------------------------------------------------------------------------
                               ALLIANCEBERNSTEIN REAL ESTATE INVESTMENT FUND o 5

FUND EXPENSES


As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses
The table below provides information about actual account values and actual expenses. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions. Therefore, the hypothetical example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


                Beginning              Ending
              Account Value         Account Value          Expenses Paid
            December 1, 2004        May 31, 2005          During Period*
              ------------          ------------           ------------
          Actual  Hypothetical   Actual Hypothetical** Actual  Hypothetical
         --------  -----------  --------  ----------- --------  -----------
Class A   $1,000     $1,000     $1,048.48  $1,018.60   $ 6.49     $ 6.39
--------------------------------------------------------------------------------
Class B   $1,000     $1,000     $1,045.49  $1,015.01   $10.15     $10.00
Class C   $1,000     $1,000     $1,045.46  $1,015.11   $10.05     $ 9.90
Advisor
   Class  $1,000     $1,000     $1,050.26  $1,020.14   $ 4.91     $ 4.84
Class R + $1,000     $1,000     $1,052.17  $1,009.20   $ 3.35     $ 3.28
Class K + $1,000     $1,000     $1,052.75  $1,009.90   $ 2.64     $ 2.58
Class I + $1,000     $1,000     $1,052.86  $1,010.50   $ 2.02     $ 1.98

* Expenses are equal to the classes' annualized expense ratios of 1.27%, 1.99%, 1.97%, 0.96%, 1.31%, 1.03% and 0.79%, respectively, multiplied by the average account value over the period, multiplied by the number of days in the period/365.

**  Assumes 5% return before expenses.

+ The account value and expenses for Class R, Class K and Class I shares are based on the period from March 1, 2005 (commencement of distribution) through May 31, 2005.


--------------------------------------------------------------------------------
6 o ALLIANCEBERNSTEIN REAL ESTATE INVESTMENT FUND

PORTFOLIO SUMMARY
May 31, 2005 (unaudited)

PORTFOLIO STATISTICS
Net Assets ($mil): $374.0


SECTOR/INDUSTRY BREAKDOWN*
 21.5% Office
 14.8% Regional Malls
 14.0% Apartment
 12.9% Shopping Centers
 11.4% Hotels & Restaurants
 10.7% Warehouse & Industrial
  5.8% Diversified
  3.5% Office-Industrial Mix
  3.0% Storage
  0.9% Healthcare

  1.5% Short-Term


TEN LARGEST HOLDINGS
May 31, 2005 (unaudited)

                                                               Percent of
Company                                  U.S. $ Value          Net Assets
--------------------------------------------------------------------------------
Simon Property Group, Inc.              $  25,941,800                 6.9%
--------------------------------------------------------------------------------
ProLogis                                   24,651,024                 6.6
--------------------------------------------------------------------------------
Developers Diversified Realty Corp.        21,090,000                 5.6
--------------------------------------------------------------------------------
Host Marriott Corp.                        17,061,550                 4.6
--------------------------------------------------------------------------------
Equity Residential                         15,860,620                 4.3
--------------------------------------------------------------------------------
General Growth Properties, Inc.            15,069,803                 4.0
--------------------------------------------------------------------------------
Alexandria Real Estate Equities, Inc.      14,345,100                 3.8
--------------------------------------------------------------------------------
Vornado Realty Trust                       12,780,880                 3.4
--------------------------------------------------------------------------------
Boston Properties, Inc.                    12,224,400                 3.3
--------------------------------------------------------------------------------
United Dominion Realty Trust, Inc.         12,096,640                 3.2
--------------------------------------------------------------------------------
                                        $ 171,121,817                45.7%



* All data are as of May 31, 2005. The Fund's sector/industry breakdown is expressed as a percentage of total investments and may vary over time.

Please note: The industry classifications presented herein are based on the industry categorization methodology of the Adviser.


--------------------------------------------------------------------------------
                              ALLIANCEBERNSTEIN REAL ESTATE INVESTMENT FUND o 7

PORTFOLIO OF INVESTMENTS
May 31, 2005 (unaudited)

Company                                                 Shares      U.S. $ Value
--------------------------------------------------------------------------------

COMMON STOCKS-99.2%

Real Estate Investment Trusts-92.1%
Apartment-14.1%
Archstone-Smith Trust ..........................         314,900     $11,594,618
Camden Property Trust ..........................         128,000       6,606,080
Equity Residential .............................         441,800      15,860,620
Essex Property Trust, Inc. .....................          82,800       6,624,000
United Dominion Realty Trust, Inc. .............         524,800      12,096,640
                                                                     -----------
                                                                      52,781,958
                                                                     -----------
Diversified-5.8%
iStar Financial, Inc. ..........................         209,300       8,769,670
Vornado Realty Trust ...........................         162,400      12,780,880
                                                                     -----------
                                                                      21,550,550
                                                                     -----------
Healthcare-0.9%
Windrose Medical Properties Trust ..............         262,700       3,441,370
                                                                     -----------
Hotels & Restaurants-7.3%
Host Marriott Corp. ............................       1,018,600      17,061,550
LaSalle Hotel Properties .......................         150,800       4,659,720
Sunstone Hotel Investors, Inc. .................         238,000       5,476,380
                                                                     -----------
                                                                      27,197,650
                                                                     -----------
Office-18.8%
Alexandria Real Estate Equities, Inc. ..........         207,000      14,345,100
Arden Realty, Inc. .............................         127,000       4,356,100
Boston Properties, Inc. ........................         183,000      12,224,400
CarrAmerica Realty Corp. .......................          53,000       1,832,210
Corporate Office Properties Trust ..............         389,600      10,881,528
Equity Office Properties Trust .................         123,400       4,009,266
Mack-Cali Realty Corp. .........................         122,000       5,378,980
Maguire Properties, Inc. .......................         230,900       6,038,035
Prentiss Properties Trust ......................         160,200       5,526,900
Reckson Associates Realty Corp. ................         114,500       3,617,055
SL Green Realty Corp. ..........................          32,400       2,007,180
                                                                     -----------
                                                                      70,216,754
                                                                     -----------
Office - Industrial Mix-3.5%
Duke Realty Corp. ..............................         365,900      11,295,333
Glenborough Realty Trust, Inc. .................          91,400       1,847,194
                                                                     -----------
                                                                      13,142,527
                                                                     -----------
Regional Malls-14.9%
General Growth Properties, Inc. ................         387,100      15,069,803
Mills Corp. ....................................         149,700       8,604,756
Pennsylvania Real Estate Investment Trust ......          63,100       2,776,400
Simon Property Group, Inc. .....................         377,500      25,941,800
The Macerich Co. ...............................          54,700       3,447,741
                                                                     -----------
                                                                      55,840,500
                                                                     -----------


--------------------------------------------------------------------------------
8 o ALLIANCEBERNSTEIN REAL ESTATE INVESTMENT FUND

                                                     Shares or
                                                     Principal
                                                        Amount
Company                                                  (000)      U.S. $ Value
--------------------------------------------------------------------------------

Shopping Centers-13.0%
Developers Diversified Realty Corp. ...........        462,500    $  21,090,000
Kimco Realty Corp. ............................        121,900        7,040,944
Pan Pacific Retail Properties, Inc. ...........         86,500        5,523,025
Regency Centers Corp. .........................        168,200        9,393,970
Saul Centers, Inc. ............................         53,000        1,756,950
Tanger Factory Outlet Centers, Inc. ...........        153,000        3,704,130
                                                                  -------------
                                                                     48,509,019
                                                                  -------------
Storage-3.1%
Public Storage, Inc. ..........................        145,000        8,718,850
Sovran Self Storage, Inc. .....................         62,500        2,786,875
                                                                  -------------
                                                                     11,505,725
                                                                  -------------
Warehouse & Industrial-10.7%
EastGroup Properties, Inc. ....................        206,700        8,416,824
First Industrial Realty Trust, Inc. ...........        131,000        5,082,800
First Potomac Realty Trust ....................         87,500        1,981,875
ProLogis ......................................        603,600       24,651,024
                                                                  -------------
                                                                     40,132,523
                                                                  -------------
Total Real Estate Investment Trusts ...........                     344,318,576
                                                                  -------------
Consumer Services-4.2%
Hotels & Restaurants-4.2%
Hilton Hotels Corp. ...........................        176,500        4,276,595
Starwood Hotels & Resorts Worldwide, Inc. .....        203,900       11,412,283
                                                                  -------------
                                                                     15,688,878
                                                                  -------------
Real Estate Development &
Management-2.9%
Office-2.9%
Brookfield Properties Corp. (Canada) ..........        415,500       10,906,875
                                                                  -------------
Total Common Stocks
   (cost $235,689,542) ........................                     370,914,329
                                                                  -------------
SHORT-TERM INVESTMENT-1.5%
Time Deposit-1.5%
The Bank of New York
   2.063%, 6/01/05
   (cost $5,540,000) ..........................  $       5,540        5,540,000
                                                                  -------------
Total Investments-100.7%
   (cost $241,229,542) ........................                     376,454,329
Other assets less liabilities-(0.7%) ..........                      (2,420,732)
                                                                  -------------
Net Assets-100% ...............................                   $ 374,033,597
                                                                  -------------


See notes to financial statements.


--------------------------------------------------------------------------------
                              ALLIANCEBERNSTEIN REAL ESTATE INVESTMENT FUND o 9

STATEMENT OF ASSETS & LIABILITIES
May 31, 2005 (unaudited)

Assets
Investments in securities, at value
   (cost $241,229,542)..................................   $   376,454,329
Cash....................................................               543
Receivable for capital stock sold.......................           901,467
Dividends and interest receivable.......................           291,020
                                                           ---------------
Total assets............................................       377,647,359
                                                           ---------------
Liabilities
Payable for investment securities purchased.............         1,598,346
Payable for capital stock redeemed......................         1,474,375
Advisory fee payable....................................           172,847
Distribution fee payable................................           150,574
Transfer agent fee payable..............................            54,788
Accrued expenses........................................           162,832
                                                           ---------------
Total liabilities.......................................         3,613,762
                                                           ---------------
Net Assets..............................................   $   374,033,597
                                                           ---------------
Composition of Net Assets
Capital stock, at par...................................   $       188,903
Additional paid-in capital..............................       269,018,148
Distributions in excess of net investment income........        (2,971,405)
Accumulated net realized loss on investment transactions       (27,426,836)
Net unrealized appreciation of investments..............       135,224,787
                                                           ---------------
                                                             $ 374,033,597
                                                           ---------------

Calculation of Maximum Offering Price Per Share

                                           Net Asset Value and:   Maximum
                                         ----------------------
                              Shares      Offering  Redemption   Offering
Class         Net Assets    Outstanding     Price      Price      Price *
--------------------------------------------------------------------------------
A           $ 106,355,371     5,346,183         --    $19.89      $20.77
--------------------------------------------------------------------------------
B           $  92,637,550     4,693,666    $ 19.74        --          --
--------------------------------------------------------------------------------
C           $  53,348,999     2,699,589    $ 19.76        --          --
--------------------------------------------------------------------------------
Advisor     $ 121,660,008     6,149,306    $ 19.78    $19.78          --
--------------------------------------------------------------------------------
R           $      10,591       532.310    $ 19.90    $19.90          --
--------------------------------------------------------------------------------
K           $      10,592       532.310    $ 19.90    $19.90          --
--------------------------------------------------------------------------------
I           $      10,486       527.148    $ 19.89    $19.89          --
--------------------------------------------------------------------------------



* The maximum offering price per share for Class A shares includes a sales charge of 4.25%.

  See notes to financial statements.


--------------------------------------------------------------------------------
10 o ALLIANCEBERNSTEIN REAL ESTATE INVESTMENT FUND

STATEMENT OF OPERATIONS
Six Months Ended May 31, 2005 (unaudited)


Investment Income
Dividends (net of foreign taxes withheld
   of $17,867).........................  $     3,292,678
Interest...............................           84,981   $     3,377,659
                                         ---------------
Expenses
Advisory fee...........................        1,024,433
Distribution fee--Class A..............          144,544
Distribution fee--Class B..............          497,439
Distribution fee--Class C..............          268,964
Distribution fee--Class R..............               13
Distribution fee--Class K..............                6
Transfer agency........................          484,225
Custodian..............................           83,138
Printing...............................           47,225
Administrative.........................           43,458
Audit..................................           36,221
Registration...........................           34,637
Legal..................................           31,912
Directors' fees........................           13,885
Miscellaneous..........................            9,989
                                         ---------------
Total expenses.........................        2,720,089
Less: expense offset arrangement
   (see Note B)........................             (926)
                                         ---------------
Net expenses...........................                          2,719,163
                                                           ---------------
Net investment income..................                            658,496
                                                           ---------------
Realized and Unrealized Gain (Loss)
on Investment Transactions
Net realized gain on investment
   transactions........................                         29,015,992
Net change in unrealized
   appreciation/depreciation
   of investments......................                        (11,486,225)
                                                           ---------------
Net gain on investment transactions....                         17,529,767
                                                           ---------------
Net Increase in Net Assets
   from Operations.....................                    $    18,188,263
                                                           ---------------


See notes to financial statements.


--------------------------------------------------------------------------------
                              ALLIANCEBERNSTEIN REAL ESTATE INVESTMENT FUND o 11

STATEMENT OF CHANGES IN NET ASSETS



                                            Six Months
                                               Ended         Year Ended
                                           May 31, 2005     November 30,
                                            (unaudited)         2004
                                         ---------------   ---------------

Increase (Decrease) in Net Assets
from Operations
Net investment income..................  $       658,496   $     5,432,670
Net realized gain on investment
   transactions........................       29,015,992        31,396,460
Net change in unrealized
   appreciation/depreciation
   of investments......................      (11,486,225)       62,617,474
                                         ---------------   ---------------
Net increase in net assets
   from operations.....................       18,188,263        99,446,604
Dividends to Shareholders from
Net investment income
   Class A.............................         (887,154)       (2,123,448)
   Class B.............................         (739,148)       (2,938,088)
   Class C.............................         (391,177)       (1,379,809)
   Advisor Class.......................       (1,612,319)       (4,403,629)
   Class R.............................              (29)               -0-
   Class K.............................              (34)               -0-
   Class I.............................              (40)               -0-
Capital Stock Transactions
Net increase (decrease)................      (52,493,866)        9,686,489
                                         ---------------   ---------------
Total increase (decrease)..............      (37,935,504)       98,288,119
Net Assets
Beginning of period....................      411,969,101       313,680,982
                                         ---------------   ---------------
End of period (including distributions
   in excess of net investment income
   of ($2,971,405) and $0,
   respectively).......................  $   374,033,597   $   411,969,101
                                         ---------------   ---------------


See notes to financial statements.


--------------------------------------------------------------------------------
12 o ALLIANCEBERNSTEIN REAL ESTATE INVESTMENT FUND

NOTES TO FINANCIAL STATEMENTS
May 31, 2005 (unaudited)


NOTE A
Significant Accounting Policies
AllianceBernstein Real Estate Investment Fund, Inc. (the "Fund") was incorporated in the state of Maryland on July 15, 1996 as a diversified, open-end management investment company. The Fund offers Class A, Class B, Class C, Advisor Class, Class R, Class K and Class I shares. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class B shares are currently sold with a contingent deferred sales charge which declines from 4% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase. Class R and Class K shares are sold without an initial or contingent deferred sales charge. Advisor Class and Class I shares are sold without an initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. All seven classes of shares have identical voting, dividend, liquidation and other rights, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with U.S. generally accepted accounting principles, which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. Additional information about some of the items discussed in these Notes to Financial Statements is contained in the Fund's Statement of Additional Information, which is available upon request. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation
Portfolio securities are valued at their current market value determined on the basis of market quotations or, if market quotations are not readily available or are deemed unreliable, at "fair value" as determined in accordance with procedures established by and under the general supervision of the Fund's Board of Directors.

In general, the market value of securities which are readily available and deemed reliable are determined as follows. Securities listed on a national securities exchange or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities not listed on an exchange but traded on The NASDAQ Stock Market, Inc. ("NASDAQ")


--------------------------------------------------------------------------------
                              ALLIANCEBERNSTEIN REAL ESTATE INVESTMENT FUND o 13
are valued in accordance with the NASDAQ Official Closing Price; listed put or call options are valued at the last sale price. If there has been no sale on that day, such securities will be valued at the closing bid prices on that day; open futures contracts and options thereon are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; securities traded in the over-the-counter market, ("OTC") (but excluding securities traded on NASDAQ) are valued at the mean of the current bid and asked prices as reported by the National Quotation Bureau or other comparable sources; U.S. Government securities and other debt instruments having 60 days or less remaining until maturity are valued at amortized cost if their original maturity was 60 days or less; or by amortizing their fair value as of the 61st day prior to maturity if their original term to maturity exceeded 60 days; fixed-income securities, including mortgage backed and asset backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker/dealers. In cases where broker/dealer quotes are obtained, Alliance Capital Management, L.P. (the "Adviser") may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security; and OTC and other derivatives are valued on the basis of a quoted bid price or spread from a major broker/dealer in such security.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer's financial statements or other available documents. In addition, the Fund may use fair value pricing for securities primarily traded in non-U.S. markets because, most foreign markets close well before the Fund values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

2. Currency Translation
Assets and liabilities denominated in foreign currencies and commitments under forward exchange currency contracts are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.


--------------------------------------------------------------------------------
14 o ALLIANCEBERNSTEIN REAL ESTATE INVESTMENT FUND

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, foreign currency exchange contracts, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation and depreciation of investments and foreign currency denominated assets and liabilities.

3. Taxes
It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

4. Investment Income and Investment Transactions
Dividend income is recorded on the ex-dividend date or as soon as the Fund is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the date securities are purchased or sold. Investment gains and losses are determined on the identified cost basis. The Fund amortizes premiums and accretes discounts as adjustments to interest income.

5. Income and Expenses
All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the net assets of such class, except that the Fund's Class B and Class C shares bear higher distribution and transfer agent fees than Class A, Advisor Class, Class R, Class K and Class I shares. Advisor Class and Class I shares have no distribution fees.

6. Dividends and Distributions
Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. generally accepted accounting principles. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.


--------------------------------------------------------------------------------
                              ALLIANCEBERNSTEIN REAL ESTATE INVESTMENT FUND o 15

NOTE B
Advisory Fee and Other Transactions with Affiliates
Until September 6, 2004, under the terms of an investment advisory agreement, the Fund paid the Adviser an advisory fee at an annual rate of .90% of the Fund's average daily net assets. Effective September 7, 2004, the terms of the investment advisory agreement were amended so that the advisory fee was reduced to an annual rate of .55% of the first $2.5 billion, .45% of the next $2.5 billion and .40% in excess of $5 billion, of the Fund's average daily net assets. The fee is accrued daily and paid monthly.

Effective January 1, 2004 through September 6, 2004, in contemplation of the final agreement with the Office of New York Attorney General ("NYAG"), the Adviser began waiving a portion of its advisory fee so as to charge the Fund at the reduced annual rate discussed above. For a more complete discussion of the Adviser's settlement with the NYAG, please see "Legal Proceedings" below.

Pursuant to the advisory agreement, the Adviser provides certain legal and accounting services to the Fund. For the six months ended May 31, 2005, such fees amounted to $43,458.

The Fund compensates Alliance Global Investor Services, Inc. (AGIS), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. Such compensation amounted to $287,543 for the six months ended May 31, 2005.

For the six months ended May 31, 2005, the Fund's expenses were reduced by $926 under an expense offset arrangement with AGIS.

AllianceBernstein Investment Research and Management, Inc., (the "Distributor"), a wholly-owned subsidiary of the Adviser, serves as the distributor of the Fund's shares. The Distributor has advised the Fund that it has retained front-end sales charges of $7,830 from the sale of Class A shares and received $2,719, $41,201 and $6,484 in contingent deferred sales charges imposed upon redemptions by shareholders of Class A, Class B and Class C shares, respectively, for the six months ended May 31, 2005.

Brokerage commissions paid on investment transactions for the six months ended May 31, 2005, amounted to $229,463, of which $172,860 and $0, respectively, was paid to Sanford C. Bernstein Co., LLC and Sanford C. Bernstein Limited, affiliates of the Adviser.


--------------------------------------------------------------------------------
16 o ALLIANCEBERNSTEIN REAL ESTATE INVESTMENT FUND

NOTE C
Distribution Services Agreement
The Fund has adopted a Distribution Services Agreement (the "Agreement") pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement, the Fund pays distribution and servicing fees to the Distributor at an annual rate of up to .30% of the Fund's average daily net assets attributable to Class A shares, 1% of the Fund's average daily net assets attributable to both Class B and Class C shares, .50% of the Fund's average daily net assets attributable to Class R shares and .25% of the Fund's average daily net assets attributable to Class K shares. There are no distribution and servicing fees on the Advisor Class and Class I shares. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. The Distributor has advised the Fund that it has incurred expenses in excess of the distribution costs reimbursed by the Fund in the amount of $10,104,221, $1,663,783, $0 and $0 for Class B, Class C, Class R and Class K shares, respectively; such costs may be recovered from the Fund in future periods so long as the Agreement is in effect. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund's shares.

NOTE D
Investment Transactions
Purchases and sales of investment securities (excluding short-term investments) for the six months ended May 31, 2005 were as follows:

                                             Purchases          Sales
                                         ---------------   ---------------
Investment securities (excluding
   U.S. government securities).........  $    81,521,369   $   128,139,273
U.S. government securities.............               -0-               -0-

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation are as follows:

Gross unrealized appreciation...........................   $   135,840,756
Gross unrealized depreciation...........................          (615,969)
                                                           ---------------
Net unrealized appreciation.............................   $   135,224,787
                                                           ---------------


--------------------------------------------------------------------------------
                              ALLIANCEBERNSTEIN REAL ESTATE INVESTMENT FUND o 17

NOTE E
Capital Stock
There are 21,000,000,000 shares of $0.01 par value capital stock authorized, divided into seven classes, designated Class A, Class B, Class C, Advisor Class, Class R, Class K and Class I shares. Each consists of 3,000,000,000 authorized shares. Transactions in capital stock were as follows:



             ----------------------------------- -------------------------------------
                             Shares                             Amount
             ----------------------------------- -------------------------------------
              Six Months Ended       Year Ended      Six Months Ended       Year Ended
                  May 31, 2005     November 30,          May 31, 2005     November 30,
                   (unaudited)             2004           (unaudited)             2004
             -------------------------------------------------------------------------
Class A
Shares sold          1,158,010       2,172,366        $  22,132,127      $  35,850,337
--------------------------------------------------------------------------------------
Shares issued in
   reinvestment of
   dividends            38,200          99,633              738,054          1,622,179
--------------------------------------------------------------------------------------
Shares converted
   from Class B        476,750         238,690            9,014,761          4,167,049
--------------------------------------------------------------------------------------
Shares redeemed       (931,545)     (1,777,561)         (17,611,197)       (28,604,884)
--------------------------------------------------------------------------------------
Net increase           741,415         733,128        $  14,273,745      $  13,034,681
--------------------------------------------------------------------------------------

Class B
Shares sold            306,982       1,025,340        $   5,844,550      $  16,838,111
--------------------------------------------------------------------------------------
Shares issued in
   reinvestment of
   dividends            28,513         130,155              555,561          2,100,563
--------------------------------------------------------------------------------------
Shares converted
   to Class A         (480,187)       (240,057)          (9,014,761)        (4,167,049)
--------------------------------------------------------------------------------------
Shares redeemed       (839,266)     (2,388,992)         (15,798,070)       (38,357,397)
--------------------------------------------------------------------------------------
Net decrease          (983,958)     (1,473,554)       $ (18,412,720)     $ (23,585,772)
--------------------------------------------------------------------------------------

Class C
Shares sold            180,240         663,469        $   3,425,338      $  10,815,929
--------------------------------------------------------------------------------------
Shares issued in
   reinvestment of
   dividends            10,950          45,712              213,554            739,088
--------------------------------------------------------------------------------------
Shares redeemed       (462,291)       (949,142)          (8,713,883)       (15,201,528)
--------------------------------------------------------------------------------------
Net decrease          (271,101)       (239,961)       $  (5,074,991)     $  (3,646,511)
--------------------------------------------------------------------------------------

Advisor Class
Shares sold            521,229       1,341,210        $   9,920,609      $  21,592,616
--------------------------------------------------------------------------------------
Shares issued in
   reinvestment of
   dividends            83,251         270,363            1,608,768          4,371,116
--------------------------------------------------------------------------------------
Shares redeemed     (2,823,646)       (128,977)         (54,839,477)        (2,079,641)
--------------------------------------------------------------------------------------
Net increase
   (decrease)       (2,219,166)      1,482,596        $ (43,310,100)     $  23,884,091
--------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
18 o ALLIANCEBERNSTEIN REAL ESTATE INVESTMENT FUND

             -------------------------------- ----------------------------------
                             Shares                         Amount
             -------------------------------- ----------------------------------
              March 1, 2005(a) to                  March 1, 2005(a)to
                     May 31, 2005                        May 31, 2005
                      (unaudited)                         (unaudited)
--------------------------------------------------------------------------------
Class R
Shares sold                532                        $      10,100
--------------------------------------------------------------------------------
Shares issued in
   reinvestment of
   dividends                -0-                                  -0-
--------------------------------------------------------------------------------
Shares redeemed             -0-                                  -0-
--------------------------------------------------------------------------------
Net increase               532                        $      10,100
--------------------------------------------------------------------------------


Class K
Shares sold                532                        $      10,100
--------------------------------------------------------------------------------
Shares issued in
   reinvestment of
   dividends                -0-                                  -0-
--------------------------------------------------------------------------------
Shares redeemed             -0-                                  -0-
--------------------------------------------------------------------------------
Net increase               532                        $      10,100
--------------------------------------------------------------------------------


Class I
Shares sold                527                        $      10,000
--------------------------------------------------------------------------------
Shares issued in
   reinvestment of
   dividends                -0-                                  -0-
--------------------------------------------------------------------------------
Shares redeemed             -0-                                  -0-
--------------------------------------------------------------------------------
Net increase               527                        $      10,000
--------------------------------------------------------------------------------


(a) Commencement of distribution.


NOTE F
Risks Involved in Investing in the Fund
Concentration of Risk--Although the Fund does not invest directly in real estate, it invests primarily in Real Estate Equity Securities and has a policy of concentration of its investments in the real estate industry. Therefore, an investment in the Fund is subject to certain risks associated with the direct ownership of real estate and with the real estate industry in general. To the extent that assets underlying the Fund's investments are concentrated geographically, by property type or in certain other respects, the Fund may be subject to additional risks.

In addition, investing in Real Estate Investment Trusts ("REITs") involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. REITs are dependent upon management skills, are not diversified, and are subject to heavy cash flow dependency, default by borrowers and self-liquidation. REITs are also subject to the possibilities of failing to qualify for tax-free pass-through of income under the Code and failing to maintain their exemptions from registration under the 1940 Act. REITs (especially mortgage REITs) also are subject to interest rate risks.


--------------------------------------------------------------------------------
                              ALLIANCEBERNSTEIN REAL ESTATE INVESTMENT FUND o 19

Indemnification Risk--In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications.The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote.

NOTE G
Joint Credit Facility
A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $500 million revolving credit facility (the "Facility") intended to provide short-term financing if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Fund did not utilize the Facility during the six months ended May 31, 2005.

NOTE H
Distributions to Shareholders
The tax character of distributions to be paid for the year ending November 30, 2005 will be determined at the end of the current fiscal year. The tax character of distributions paid during the fiscal years ended November 30, 2004 and November 30, 2003 were as follows:

                                              2004              2003
                                         --------------   ---------------
Distributions paid from:
   Ordinary income....................   $   10,844,974   $    10,169,926
                                         --------------   ---------------
Total taxable distributions...........       10,844,974        10,169,926
                                         --------------   ---------------
Total distributions paid..............   $   10,844,974   $    10,169,926
                                         --------------   ---------------

As of November 30, 2004, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Accumulated capital and other losses...................   $   (55,336,110)(a)
Unrealized appreciation/(depreciation).................       145,604,294(b)
                                                          ---------------
Total accumulated earnings/(deficit)...................   $    90,268,184
                                                          ---------------

(a) On November 30, 2004, the Fund had a net capital loss carryforward of $55,336,110, of which $15,393,240 expires in the year 2007 and $39,942,870 expires in 2008. To the extent future capital gains are offset by capital loss carryforward, such gains will not be distributed. During the fiscal year, the Fund utilized loss carryforward of $31,294,128.

(b) The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

NOTE I
Legal Proceedings
As has been previously reported, the staff of the U.S. Securities and Exchange Commission ("SEC") and the NYAG have been investigating practices in the


--------------------------------------------------------------------------------
20 o ALLIANCEBERNSTEIN REAL ESTATE INVESTMENT FUND mutual fund industry identified as "market timing" and "late trading" of mutual fund shares. Certain other regulatory authorities have also been conducting investigations into these practices within the industry and have requested that the Adviser provide information to them. The Adviser has been cooperating and will continue to cooperate with all of these authorities.

On December 18, 2003, the Adviser confirmed that it had reached terms with the SEC and the NYAG for the resolution of regulatory claims relating to the practice of "market timing" mutual fund shares in some of the AllianceBernstein Mutual Funds. The agreement with the SEC is reflected in an Order of the Commission ("SEC Order"). The agreement with the NYAG is memorialized in an Assurrance of Discontinuance dated September 1, 2004 ("NYAG Order"). Among the key provisions of these agreements are the following:

     (i) The Adviser agreed to establish a $250 million fund (the "Reimbursement Fund") to compensate mutual fund shareholders for the adverse effects of market timing attributable to market timing relationships described in the SEC Order. According to the SEC Order, the Reimbursement Fund is to be paid, in order of priority, to fund investors based on (i) their aliquot share of losses suffered by the fund due to market timing, and (ii) a proportionate share of advisory fees paid by such fund during the period of such market timing;

     (ii) The Adviser agreed to reduce the advisory fees it receives from some of the AllianceBernstein long-term, open-end retail funds until December 31, 2008; and

     (iii) The Adviser agreed to implement changes to its governance and compliance procedures. Additionally, the SEC Order and the NYAG Order contemplate that the Adviser's registered investment company clients, including the Fund, will introduce governance and compliance changes.

In anticipation of final, definitive documentation of the NYAG Order and effective January 1, 2004, the Adviser began waiving a portion of its advisory fee. On September 7, 2004, the Fund's investment advisory agreement was amended to reflect the reduced advisory fee. For more information on this waiver and amendment to the Fund's investment advisory agreement, please see "Advisory Fee and Other Transactions with Affiliates" above.

A special committee of the Adviser's Board of Directors, comprised of the members of the Adviser's Audit Committee and the other independent member of the Adviser's Board, is continuing to direct and oversee an internal investigation and a comprehensive review of the facts and circumstances relevant to the SEC's and the NYAG's investigations.


--------------------------------------------------------------------------------
                              ALLIANCEBERNSTEIN REAL ESTATE INVESTMENT FUND o 21

In addition, the Independent Directors of the Fund ("the Independent Directors") have initiated an investigation of the above-mentioned matters with the advice of an independent economic consultant and independent counsel. The Independent Directors have formed a special committee to supervise the investigation.

On October 2, 2003, a putative class action complaint entitled Hindo et al. v. AllianceBernstein Growth & Income Fund et al. (the "Hindo Complaint") was filed against the Adviser; Alliance Capital Management Holding L.P.; Alliance Capital Management Corporation; AXA Financial, Inc.; certain of the AllianceBernstein Mutual Funds, including the Fund; Gerald Malone; Charles Schaffran (collectively, the "Alliance Capital defendants"); and certain other defendants not affiliated with the Adviser. The Hindo Complaint was filed in the United States District Court for the Southern District of New York by alleged shareholders of two of the AllianceBernstein Mutual Funds. The Hindo Complaint alleges that certain of the Alliance Capital defendants failed to disclose that they improperly allowed certain hedge funds and other unidentified parties to engage in late trading and market timing of AllianceBernstein Fund securities, violating Sections 11 and 15 of the Securities Act, Sections 10(b) and 20(a) of the Exchange Act, and Sections 206 and 215 of the Advisers Act. Plaintiffs seek an unspecified amount of compensatory damages and rescission of their contracts with the Adviser, including recovery of all fees paid to the Adviser pursuant to such contracts.

Since October 2, 2003, numerous additional lawsuits making factual allegations similar to those in the Hindo Complaint were filed against the Adviser and certain other defendants, some of which name the Trust or the Fund as a defendant. All of these lawsuits seek an unspecified amount of damages. The lawsuits are now pending in the United States District Court for the District of Maryland pursuant to a ruling by the Judicial Panel on Multidistrict Litigation transferring and centralizing all of the mutual fund cases involving market and late trading in the District of Maryland.

As a result of the matters discussed above, investors in the AllianceBernstein Mutual Funds may choose to redeem their investments. This may require the AllianceBernstein Mutual Funds to sell investments held by those funds to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AllianceBernstein Mutual Funds.

The Adviser and approximately twelve other investment management firms were publicly mentioned in connection with the settlement by the SEC of charges that an unaffiliated broker/dealer violated federal securities laws relating to its receipt of compensation for selling specific mutual funds and the disclosure of such compensation. The SEC indicated publicly that, among other things, it was considering enforcement action in connection with mutual funds' disclosure of such


--------------------------------------------------------------------------------
22 o ALLIANCEBERNSTEIN REAL ESTATE INVESTMENT FUND arrangements and in connection with the practice of considering mutual fund sales in the direction of brokerage commissions from fund portfolio transactions. The SEC issued subpoenas to the Adviser, and the NASD issued requests for information in connection with this matter and the Adviser provided documents and other information to the SEC and NASD and cooperated fully with the investigations. On June 8, 2005 the NASD announced that it had reached a settlement with the Distributor in connection with this matter. Management of the Adviser expects that the settlement has resolved both regulatory inquiries described above.

On June 22, 2004, a purported class action complaint entitled Aucoin, et al. v. Alliance Capital Management L.P., et al. ("Aucoin Complaint") was filed against the Adviser, Alliance Capital Management Holding L.P., Alliance Capital Management Corporation, AXA Financial, Inc., AllianceBernstein Investment Research & Management, Inc., certain current and former directors of the AllianceBernstein Mutual Funds, and unnamed Doe defendants. The Aucoin Complaint names certain of the AllianceBernstein mutual funds as nominal defendants. The Aucoin Complaint was filed in the United States District Court for the Southern District of New York by an alleged shareholder of an AllianceBernstein mutual fund. The Aucoin Complaint alleges, among other things, (i) that certain of the defendants improperly authorized the payment of excessive commissions and other fees from fund assets to broker-dealers in exchange for preferential marketing services, (ii) that certain of the defendants misrepresented and omitted from registration statements and other reports material facts concerning such payments, and (iii) that certain defendants caused such conduct as control persons of other defendants. The Aucoin Complaint asserts claims for violation of Sections 34(b), 36(b) and 48(a) of the Investment Company Act, Sections 206 and 215 of the Advisers Act, breach of common law fiduciary duties, and aiding and abetting breaches of common law fiduciary duties. Plaintiffs seek an unspecified amount of compensatory damages and punitive damages, rescission of their contracts with the Adviser, including recovery of all fees paid to the Adviser pursuant to such contracts, an accounting of all fund-related fees, commissions and soft dollar payments, and restitution of all unlawfully or discriminatorily obtained fees and expenses.

Since June 22, 2004, numerous additional lawsuits making factual allegations substantially similar to those in the Aucoin Complaint were filed against the Adviser and certain other defendants, and others may be filed.

It is possible that these matters and/or other developments resulting from these matters could result in increased redemptions of the Fund's shares or other adverse consequences to the Fund. However, the Adviser believes that these matters are not likely to have a material adverse effect on its ability to perform advisory services relating to the Fund.


--------------------------------------------------------------------------------
                              ALLIANCEBERNSTEIN REAL ESTATE INVESTMENT FUND o 23

FINANCIAL HIGHLIGHTS
Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                     -------------------------------------------------------------------------------------------
                                                                               Class A
                                     -------------------------------------------------------------------------------------------
                                      Six Months
                                           Ended                                                       September 1,         Year
                                         May 31,                                                            2000 to        Ended
                                            2005                     Year Ended November 30,               November       August
                                                      ---------------------------------------------------       30,          31,
                                      (unaudited)         2004         2003          2002         2001         2000*        2000
                                     -------------------------------------------------------------------------------------------
Net asset value,
   beginning of period ............       $19.15       $ 14.90      $ 11.52       $ 11.47      $ 10.70      $ 10.85      $ 10.19
                                     -------------------------------------------------------------------------------------------
Income From
Investment Operations
Net investment income(a) ..........          .02           .27(b)       .37           .34          .32          .13          .37
Net realized and
   unrealized gain (loss)
   on investment
   transactions....................          .90          4.50         3.53           .23          .97         (.13)         .89
                                     -------------------------------------------------------------------------------------------
Net increase in net asset
   value from operations ..........          .92          4.77         3.90           .57         1.29           -0-        1.26
                                     -------------------------------------------------------------------------------------------
Less: Dividends and
Distributions
Dividends from net
   investment income...............         (.18)         (.52)        (.52)         (.32)        (.32)        (.10)        (.42)
Tax return of capital..............           -0-           -0-          -0-         (.20)        (.20)        (.05)        (.18)
                                     -------------------------------------------------------------------------------------------
Total dividends
   and distributions...............         (.18)         (.52)        (.52)         (.52)        (.52)        (.15)        (.60)
                                     -------------------------------------------------------------------------------------------
Net asset value, end
   of period.......................       $19.89        $19.15      $ 14.90       $ 11.52      $ 11.47      $ 10.70      $ 10.85
                                     -------------------------------------------------------------------------------------------
Total Return
Total investment return
   based on net asset
   value(c)........................         4.85%        32.70%       34.89%         4.85%       12.33%        (.05)%      13.46%
Ratios/Supplemental
   Data
Net assets, end of period
   (000's omitted).................     $106,355       $88,162      $57,701       $35,626      $22,422      $20,942      $22,221
Ratio to average net
      assets of:
   Expenses,
      net of waivers/
      reimbursements...............         1.27%(d)      1.31%        1.74%         1.75%        1.78%        1.87%(d)     1.71%
   Expenses,
      before waivers/
      reimbursements...............         1.27%(d)      1.55%        1.74%         1.75%        1.78%        1.87%(d)     1.71%
   Net investment
      income.......................          .21%(d)      1.67%(b)     2.84%         2.87%        2.84%        4.98%(d)     3.81%
Portfolio turnover rate ...........           22%           39%          30%           37%          40%           6%          26%


See footnote summary on page 30.


--------------------------------------------------------------------------------
24 o ALLIANCEBERNSTEIN REAL ESTATE INVESTMENT FUND

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                     -------------------------------------------------------------------------------------------
                                                                               Class B
                                     -------------------------------------------------------------------------------------------
                                      Six Months
                                           Ended                                                       September 1,         Year
                                         May 31,                                                            2000 to        Ended
                                            2005                     Year Ended November 30,               November       August
                                                      ---------------------------------------------------       30,          31,
                                      (unaudited)         2004         2003          2002         2001         2000*        2000
                                     -------------------------------------------------------------------------------------------
Net asset value,
Net asset value,
   beginning of period ............      $ 19.01       $ 14.84      $ 11.48       $ 11.44      $ 10.68      $ 10.84      $ 10.17
                                     -------------------------------------------------------------------------------------------
Income From
   Investment Operations
Net investment
   income (loss)(a).................         .00(e)        .20(b)       .30           .28          .28          .11          .30
Net realized and
   unrealized gain (loss)
   on investment
   transactions.....................         .86          4.42         3.51           .21          .93         (.14)         .89
                                     -------------------------------------------------------------------------------------------
Net increase (decrease)
   in net asset value from
   operations.......................         .86          4.62         3.81           .49         1.21         (.03)        1.19
                                     -------------------------------------------------------------------------------------------
Less: Dividends and
   Distributions
Dividends from net
   investment income................        (.13)         (.45)        (.45)         (.28)        (.28)        (.09)        (.36)
Tax return of capital...............          -0-           -0-          -0-         (.17)        (.17)        (.04)        (.16)
                                     -------------------------------------------------------------------------------------------
Total dividends
   and distributions................        (.13)         (.45)        (.45)         (.45)        (.45)        (.13)        (.52)
                                     -------------------------------------------------------------------------------------------
Net asset value, end
   of period........................     $ 19.74       $ 19.01      $ 14.84       $ 11.48      $ 11.44      $ 10.68      $ 10.84
                                     -------------------------------------------------------------------------------------------
Total Return
Total investment return
   based on net asset
   value(c).........................        4.55%        31.69%       34.05%         4.15%       11.53%        (.31)%      12.68%
Ratios/Supplemental
   Data
Net assets, end of period
   (000's omitted)..................     $92,638      $107,943     $106,147       $99,370      $98,014     $108,711     $113,542
Ratio to average net
      assets of:
   Expenses,
      net of waivers/
      reimbursements................        1.99%(d)      2.03%        2.47%         2.47%        2.50%        2.57%(d)     2.41%
   Expenses,
      before waivers/
      reimbursements................        1.99%(d)      2.27%        2.47%         2.47%        2.50%        2.57%(d)     2.41%
   Net investment
      income (loss).................        (.04)%(d)     1.22%(b)     2.40%         2.35%        2.53%        4.22%(d)     3.13%
Portfolio turnover rate ............          22%           39%          30%           37%          40%           6%          26%


See footnote summary on page 30.


--------------------------------------------------------------------------------
                              ALLIANCEBERNSTEIN REAL ESTATE INVESTMENT FUND o 25

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                     -------------------------------------------------------------------------------------------
                                                                               Class C
                                     -------------------------------------------------------------------------------------------
                                      Six Months
                                           Ended                                                       September 1,         Year
                                         May 31,                                                            2000 to        Ended
                                            2005                     Year Ended November 30,               November       August
                                                      ---------------------------------------------------       30,          31,
                                      (unaudited)         2004         2003          2002         2001         2000*        2000
                                     -------------------------------------------------------------------------------------------
Net asset value,
Net asset value,
   beginning of period ............      $ 19.03       $ 14.86      $ 11.49       $ 11.46      $ 10.69      $ 10.85      $ 10.17
                                     -------------------------------------------------------------------------------------------
Income From
   Investment Operations
Net investment
   income (loss)(a)................         (.02)          .18(b)       .29           .28          .28          .11          .29
Net realized and
   unrealized gain (loss)
   on investment
   transactions....................          .88          4.44         3.53           .20          .94         (.14)         .91
                                     -------------------------------------------------------------------------------------------
Net increase (decrease)
   in net asset value
   from operations.................          .86          4.62         3.82           .48         1.22         (.03)        1.20
                                     -------------------------------------------------------------------------------------------
Less: Dividends and
   Distributions
Dividends from net
   investment income...............         (.13)         (.45)        (.45)         (.28)        (.28)        (.09)        (.36)
Tax return of capital..............           -0-           -0-          -0-         (.17)        (.17)        (.04)        (.16)
                                     -------------------------------------------------------------------------------------------
Total dividends
   and distributions...............         (.13)         (.45)        (.45)         (.45)        (.45)        (.13)        (.52)
                                     -------------------------------------------------------------------------------------------
Net asset value, end
   of period.......................      $ 19.76       $ 19.03      $ 14.86       $ 11.49      $ 11.46      $ 10.69      $ 10.85
                                     -------------------------------------------------------------------------------------------
Total Return
Total investment return
   based on net asset
   value(c)........................         4.55%        31.65%       34.10%         4.06%       11.62%        (.31)%      12.78%
Ratios/Supplemental
   Data
Net assets, end of period
   (000's omitted).................      $53,349       $56,543      $47,698       $35,845      $34,699      $33,463      $34,217
Ratio to average net
      assets of:
   Expenses,
      net of waivers/
      reimbursements...............         1.97%(d)      2.02%        2.46%         2.46%        2.49%        2.58%(d)     2.40%
   Expenses,
      before waivers/
      reimbursements...............         1.97%(d)      2.26%        2.46%         2.46%        2.49%        2.58%(d)     2.40%
   Net investment
      income (loss)................         (.17)%(d)     1.11%(b)     2.31%         2.35%        2.50%        4.21%(d)     3.02%
Portfolio turnover rate ...........           22%           39%          30%           37%          40%           6%          26%


See footnote summary on page 30.


--------------------------------------------------------------------------------
26 o ALLIANCEBERNSTEIN REAL ESTATE INVESTMENT FUND

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period


                                     -------------------------------------------------------------------------------------------
                                                                            Advisor Class
                                     -------------------------------------------------------------------------------------------
                                      Six Months
                                           Ended                                                       September 1,         Year
                                         May 31,                                                            2000 to        Ended
                                            2005                     Year Ended November 30,               November       August
                                                      ---------------------------------------------------       30,          31,
                                      (unaudited)         2004         2003          2002         2001         2000*        2000
                                     -------------------------------------------------------------------------------------------
Net asset value,
Net asset value,
   beginning of period .............     $ 19.04       $ 14.83      $ 11.48       $ 11.46      $ 10.71      $ 10.87      $ 10.20
Income From
   Investment Operations
Net investment income(a) ...........         .09           .32(b)       .40           .21          .37          .14          .38
Net realized and
   unrealized gain (loss)
   on investment
   transactions.....................         .86          4.47         3.53           .39          .96         (.14)         .92
Net increase in net asset
   value from operations ...........         .95          4.79         3.93           .60         1.33           -0-        1.30
Less: Dividends and
   Distributions
Dividends from net
   investment income................        (.21)         (.58)        (.58)         (.36)        (.37)        (.11)        (.44)
Tax return of capital ..............          -0-           -0-          -0-         (.22)        (.21)        (.05)        (.19)
Total dividends
   and distributions................        (.21)         (.58)        (.58)         (.58)        (.58)        (.16)        (.63)
Net asset value, end
   of period........................     $ 19.78       $ 19.04      $ 14.83       $ 11.48      $ 11.46      $ 10.71      $ 10.87
Total Return
Total investment return
   based on net asset
   value(c).........................        5.03%        33.07%       35.40%         5.12%       12.74%        (.07)%      13.94%
Ratios/Supplemental
   Data
Net assets, end of period
   (000's omitted)..................    $121,660      $159,321     $102,135       $59,459       $1,831       $1,925       $1,943
Ratio to average net
      assets of:
   Expenses,
      net of waivers/
      reimbursements................         .96%(d)      1.00%        1.44%         1.51%        1.48%        1.58%(d)     1.40%
   Expenses,
      before waivers/
      reimbursements................         .96%(d)      1.25%        1.44%         1.51%        1.48%        1.58%(d)     1.40%
   Net investment
      income........................        1.02%(d)      1.97%(b)     3.17%         1.73%        3.27%        5.21%(d)     3.83%
Portfolio turnover rate ............          22%           39%          30%           37%          40%           6%          26%


See footnote summary on page 30.


--------------------------------------------------------------------------------
                              ALLIANCEBERNSTEIN REAL ESTATE INVESTMENT FUND o 27

Selected Data For A Share Of Capital Stock Outstanding Throughout The Period

                                                               -----------------
                                                                   Class R
                                                               -----------------
                                                                    March 1,
                                                                  2005(f) to
                                                                 May 31, 2005
                                                                 (unaudited)
                                                               -----------------
Net asset value, beginning of period...........................    $ 18.97
                                                               -----------------
Income from Investment Operations
Net investment income(a).......................................        .14
Net realized and unrealized gain on investment transactions....        .84
                                                               -----------------
Net increase in net asset value from operations................        .98
                                                               -----------------
Less: Dividends
Dividends from net investment income...........................       (.05)
                                                               -----------------
Net asset value, end of period.................................    $ 19.90
                                                               -----------------
Total Return
Total investment return based on net asset value(c)............       5.22%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)......................        $11
Ratio to average net assets of:
  Expenses, net of waivers/reimbursements(d)...................       1.31%
  Expenses, before waivers/reimbursements(d)...................       1.31%
  Net investment income(d).....................................       3.03%
Portfolio turnover rate........................................         22%



See footnote summary on page 30.


--------------------------------------------------------------------------------
28 o ALLIANCEBERNSTEIN REAL ESTATE INVESTMENT FUND

Selected Data For A Share Of Capital Stock Outstanding Throughout The Period


                                                               -----------------
                                                                   Class K
                                                               -----------------
                                                                    March 1,
                                                                  2005(f) to
                                                                 May 31, 2005
                                                                  (unaudited)
                                                               -----------------
Net asset value, beginning of period...........................    $ 18.97
                                                               -----------------
Income from Investment Operations
Net investment income(a).......................................        .16
Net realized and unrealized gain on investment transactions....        .83
                                                               -----------------
Net increase in net asset value from operations................        .99
                                                               -----------------
Less: Dividends
Dividends from net investment income...........................       (.06)
                                                               -----------------
Net asset value, end of period.................................    $ 19.90
                                                               -----------------
Total Return
Total investment return based on net asset value(c)............       5.28%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)......................        $11
Ratio to average net assets of:
  Expenses, net of waivers/reimbursements(d)...................       1.03%
  Expenses, before waivers/reimbursements(d)...................       1.03%
  Net investment income(d).....................................       3.32%
Portfolio turnover rate........................................         22%


See footnote summary on page 30.


--------------------------------------------------------------------------------
                              ALLIANCEBERNSTEIN REAL ESTATE INVESTMENT FUND o 29

Selected Data For A Share Of Capital Stock Outstanding Throughout The Period

                                                               -----------------
                                                                   Class I
                                                               -----------------
                                                                     March 1,
                                                                   2005(f) to
                                                                  May 31, 2005
                                                                  (unaudited)
                                                               -----------------
Net asset value, beginning of period...........................    $ 18.97
                                                               -----------------
Income from Investment Operations
Net investment income(a).......................................        .17
Net realized and unrealized gain on investment transactions....        .83
                                                               -----------------
Net increase in net asset value from operations................       1.00
                                                               -----------------
Less: Dividends
Dividends from net investment income...........................       (.08)
                                                               -----------------
Net asset value, end of period.................................    $ 19.89
                                                               -----------------
Total Return
Total investment return based on net asset value(c)............       5.29%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)......................        $10
Ratio to average net assets of:
  Expenses, net of waivers/reimbursements(d)...................        .79%
  Expenses, before waivers/reimbursements(d)...................        .79%
  Net investment income(d).....................................       3.56%
Portfolio turnover rate........................................         22%



(a) Based on average shares outstanding.

(b) Net of expenses waived by the Adviser and Transfer Agent.

(c) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charge or contingent deferred sales charge is not reflected in the calculation of total investment return. Total return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

(d) Annualized.

(e) Amount is less than $.01.

(f) Commencement of distribution.

* During the year 2000, the Fund changed its fiscal year end from August 31 to November 30.


--------------------------------------------------------------------------------
30 o ALLIANCEBERNSTEIN REAL ESTATE INVESTMENT FUND

BOARD OF DIRECTORS


William H. Foulk, Jr.(1), Chairman
Marc O. Mayer, President
Ruth Block(1)
David H. Dievler(1)
John H. Dobkin(1)
Michael J. Downey(1)


OFFICERS(2)


Philip L. Kirstein, Senior Vice President and Independent Compliance Officer Teresa Marziano, Senior Vice President
Joseph G. Paul, Senior Vice President
Thomas J. Bardong, Vice President
Mark R. Manley, Secretary
Mark D. Gersten, Treasurer & Chief Financial Officer
Vincent S. Noto, Controller


Custodian
The Bank of New York
One Wall Street
New York, NY 10286

Principal Underwriter
AllianceBernstein Investment Research and Management, Inc.
1345 Avenue of the Americas
New York, NY 10105

Legal Counsel
Seward & Kissel LLP
One Battery Park Plaza
New York, NY 10004

Independent Registered Public Accounting Firm
Ernst & Young LLP
5 Times Square
New York, NY 10036

Transfer Agent
Alliance Global Investor Services, Inc.
P.O. Box 786003
San Antonio, TX 78278-6003
Toll-free (800) 221-5672


(1) Member of the Audit Committee, Governance and Nominating Committee and Independent Directors Committee.

(2) The day-to-day management of and investment decisions for the Fund's portfolio are made by the REIT Investment Policy Group. Teresa Marziano and Joseph G. Paul are the persons within the Investment Policy Group with the most significant responsibility for the day-to-day management of the Fund's portfolio.


--------------------------------------------------------------------------------
                              ALLIANCEBERNSTEIN REAL ESTATE INVESTMENT FUND o 31

ALLIANCEBERNSTEIN FAMILY OF FUNDS




--------------------------------------------------------------------------------
  Wealth Strategies Funds
--------------------------------------------------------------------------------
  Balanced Wealth Strategy
  Wealth Appreciation Strategy
  Wealth Preservation Strategy
  Tax-Managed Balanced Wealth Strategy
  Tax-Managed Wealth Appreciation Strategy
  Tax-Managed Wealth Preservation Strategy

--------------------------------------------------------------------------------
  Blended Style Funds
--------------------------------------------------------------------------------
  U.S. Large Cap Portfolio
  International Portfolio
  Tax-Managed International Portfolio

--------------------------------------------------------------------------------
  Growth Funds

  Domestic
--------------------------------------------------------------------------------
  Growth Fund
  Mid-Cap Growth Fund
  Large Cap Growth Fund*
  Small Cap Growth Portfolio

  Global & International
--------------------------------------------------------------------------------
  Global Health Care Fund*
  Global Research Growth Fund
  Global Technology Fund*
  Greater China '97 Fund
  International Growth Fund*
  International Research Growth Fund*

--------------------------------------------------------------------------------
  Value Funds

  Domestic
--------------------------------------------------------------------------------
  Balanced Shares
  Focused Growth & Income Fund*
  Growth & Income Fund
  Real Estate Investment Fund
  Small/Mid Cap Value Fund*
  Utility Income Fund
  Value Fund

  Global & International
--------------------------------------------------------------------------------
  Global Value Fund
  International Value Fund

  Taxable Bond Funds
--------------------------------------------------------------------------------
  Americas Government Income Trust
  Corporate Bond Portfolio
  Emerging Market Debt Fund
  Global Strategic Income Trust
  High Yield Fund
  Multi-Market Strategy Trust
  Quality Bond Portfolio
  Short Duration Portfolio
  U.S. Government Portfolio

--------------------------------------------------------------------------------
  Municipal Bond Funds
--------------------------------------------------------------------------------
  National
  Insured National
  Arizona
  California
  Insured California
  Florida
  Massachusetts
  Michigan
  Minnesota
  New Jersey
  New York
  Ohio
  Pennsylvania
  Virginia

--------------------------------------------------------------------------------
  Intermediate Municipal Bond Funds
--------------------------------------------------------------------------------
  Intermediate California
  Intermediate Diversified
  Intermediate New York

--------------------------------------------------------------------------------
  Closed-End Funds
  All-Market Advantage Fund
  ACM Income Fund
  ACM Government Opportunity Fund
  ACM Managed Dollar Income Fund
  ACM Managed Income Fund
  ACM Municipal Securities Income Fund
  California Municipal Income Fund
  National Municipal Income Fund
  New York Municipal Income Fund
  The Spain Fund
  World Dollar Government Fund
  World Dollar Government Fund II


We also offer Exchange Reserves,** which serves as the money market fund exchange vehicle for the AllianceBernstein mutual funds.

For more complete information on any AllianceBernstein mutual fund, including investment objectives and policies, sales charges, expenses, risks and other matters of importance to prospective investors, visit our web site at www.alliancebernstein.com or call us at (800) 227-4618 for a current prospectus. You should read the prospectus carefully before you invest.

* Prior to December 15, 2004, these Funds were named as follows: Global Health Care Fund was Health Care Fund; Large Cap Growth Fund was Premier Growth Fund; Global Technology Fund was Technology Fund; and Focused Growth & Income Fund was Disciplined Value Fund. Prior to February 1, 2005, Small/Mid Cap Value Fund was named Small Cap Value Fund. Prior to May 16, 2005, International Growth Fund was named Worldwide Privatization Fund and International Research Growth Fund was named International Premier Growth Fund. On June 24, 2005, All-Asia Investment Fund merged into International Research Growth Fund. On July 8, 2005, New Europe Fund merged into International Research Growth Fund.

** An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.


--------------------------------------------------------------------------------
32 o ALLIANCEBERNSTEIN REAL ESTATE INVESTMENT FUND

ALLIANCEBERNSTEIN REAL ESTATE INVESTMENT FUND
1345 Avenue of the Americas
New York, NY 10105
(800) 221-5672


[LOGO] AllianceBernstein (R)
Investment Research and Management

ABREIFSR0505

ITEM 2. CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.



ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.



ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the registrant.


ITEM 6. SCHEDULE OF INVESTMENTS.

Please see Schedule of Investments contained in the Report to Shareholders included under Item 1 of this Form N-CSR.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.


ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the registrant.


ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund's Board of Directors since the Fund last provided disclosure in response to this item.



ITEM 10. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls over financial reporting during the second fiscal quarter of the period that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.



ITEM 11. EXHIBITS.

The following exhibits are attached to this Form N-CSR:

     Exhibit No.      DESCRIPTION OF EXHIBIT
     -----------      ----------------------

     11 (b) (1)       Certification of Principal Executive Officer Pursuant
                      to Section 302 of the Sarbanes-Oxley Act of 2002

     11 (b) (2)       Certification of Principal Financial Officer Pursuant
                      to Section 302 of the Sarbanes-Oxley Act of 2002

     11 (c) Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section
                      906 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Real Estate Investment Fund, Inc.

By:      /s/ Marc O. Mayer
         Marc O. Mayer
         President

Date:    July 29, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ Marc O. Mayer
         -----------------
         Marc O. Mayer
         President

Date:    July 29, 2005

By:      /s/ Mark D. Gersten
         -------------------
         Mark D. Gersten
         Treasurer and Chief Financial Officer

Date:    July 29, 2005